UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EuroPac International Value Fund

Class A (EPIVX)

Class I (EPVIX)

EuroPac International Bond Fund

Class A (EPIBX)

Class I (EPBIX)

EuroPac International Dividend Income Fund

Class A (EPDPX)

Class I (EPDIX)

EP Emerging Markets Small Companies Fund

Class A (EPASX)

Class I (EPEIX)

EuroPac Gold Fund

Class A (EPGFX)

Class I (EPGIX)

ANNUAL REPORT

October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 558-5851 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 558-5851 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

 Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	5
Schedules of Investments	15
Statements of Assets and Liabilities	37
Statements of Operations	41
Statements of Changes in Net Assets	44
Financial Highlights	49
Notes to Financial Statements	59
Report of Independent Registered Public Accounting Firm	78
Supplemental Information	79
Expense Examples	85

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

Dear Shareholder,

We are pleased to present the Annual Report for the EuroPac International Value Fund, EuroPac International Dividend Income Fund, EuroPac International Bond Fund, EuroPac Gold Fund and EP Emerging Markets Small Companies Fund with respect to the period November 1, 2019 through October 31, 2020.

A global pandemic was not in our 2020 forecast, but we believed the U.S. economy was teetering on recession and our portfolios were positioned accordingly. In our 2019 Annual Report we wrote:

Heading into 2020 we expect U.S. economic growth to continue disappointing and, unless the Dollar moves appreciably lower, the Federal Reserve to continue easing. Slowing growth could further strain the U.S. budget deficit, which is already expected to exceed $1 trillion for the second year in a row. We believe the combination of monetary and fiscal easing will weigh on the Dollar, which could provide a positive tailwind for our strategies.

Notably, we entered 2020 very bullish on Gold stocks, which we expected to outperform as the budget deficit widened and interest rates declined. The economic impact of the Covid crisis, and associated policy responses, affirmed (though amplified) our forecasts. For 2020, the budget deficit is now projected to exceed 15% of GDP versus 5% in 2019, and the FED’s balance sheet could reach 35% of GDP versus 18% in 2019. For the 12-month period ending October 31, 2020, the Gold Miners Index (GDM) gained almost 35% while the MSCI All-Country Ex-US declined 5%.

Up to this point the fiscal & monetary policy response has focused on relief to help prevent a depression. In 2021, we expect policy makers to act on significant stimulus in order to help foster a recovery. Rising government debt aligns with our “2001 Analog”, which we first outlined in our “1Q17 Update” (4/12/2017):

The U.S. is approaching the end of a decade-long deleveraging phase, which has resembled 1991-01. In the next phase (leveraging), we expect credit growth will be driven by the government sector, and markets may resemble the leveraging phase of 2001-07 (Dollar Index down 35%, Gold Miner Index up 365%).

The Euro Pacific family of funds are all international products designed to provide our U.S. investors additional diversification outside of the U.S. Dollar. After facing the challenge of a strong U.S. Dollar over the past few years, we believe this trend has reversed and has shifted into our favor. We remain focused on providing our shareholders the advantage of the distinct diversification that the Euro Pacific Funds offer.

Overview of the Results of the Funds

EuroPac International Dividend Income Fund

The EuroPac International Dividend Income Fund attempts to maximize expected dividend income outside of the United States, using a top-down analysis to select the best currencies and sectors, and a bottom-up analysis to select the securities with the most potential to pay out high and sustainable dividends that grow. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

In fiscal year 2020, the EuroPac International Dividend Income Fund A-share returned -0.62% without the maximum sales load, and -5.11% with the maximum sales load while the I-share returned -0.23%, which compares favorably to the S&P International Dividend Opportunities Index at -14.86%. The Fund outperformed largely due to its exposure to gold mining stocks. As the post-vaccine world takes shape, we believe that our overweight materials positions will continue to benefit from monetary and fiscal stimulus measures to fill the output gaps across global economies caused by the coronavirus in 2020. Energy, of which we also remain overweight, will be a key benefactor in that process as prices became extremely depressed from the dramatic slowdown that cramped demand.

EuroPac International Bond Fund

The EuroPac International Bond Fund attempts to provide income over a long-term investment horizon by selectively choosing foreign bonds of issuers in Europe and the Pacific Rim with exposure to a balanced basket of currencies that the Fund believes have the greatest potential for long-term appreciation versus the US Dollar. The EuroPac International Bond Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries and currencies to invest and a bottom-up approach to select undervalued government and corporate bonds.

In fiscal year 2020, the International Bond Fund A-share returned 2.83% without the maximum sales load, and -1.80% with the maximum sales load, while the I-share returned 3.03%, which compared unfavorably to the JP Morgan Government Bond Index Global ex-US Unhedged Index at 4.88%. The fund underperformed its benchmark due to its underweight Euro, and lack of Japanese Yen currency exposures; paired with an overweight position in EM local currency bonds. Going forward, as EM economies generally recover from the health-caused crisis, their currencies may strengthen as higher growth rates and interest rates attract capital. Continental Europe and Japan, both mired in debt will be held back from such growth, hence the seemingly non-terminal negative yields throughout their economies.

EuroPac International Value Fund

The EuroPac International Value Fund attempts to generate income and capital appreciation over a long-term investment horizon by selectively choosing undervalued foreign companies, primarily located within Europe and the Pacific Rim, and with minimal exposure to the US Dollar. The EuroPac International Value Fund uses a top-down allocation approach to select what it views as the most fundamentally sound countries to invest and a bottom-up approach to select high-quality, undervalued companies. The Fund will also tend to be overweight commodities versus financials, given an outlook for a weaker US Dollar. The strategy seeks to diversify currency risk and takes a long-term investment view with low portfolio turnover.

In fiscal year 2020, the International Value Fund A-share returned 10.26% without the maximum sales load, and 5.36% with the maximum sales load while the I-share returned 10.66%, which compares very favorably to the Morgan Stanley Capital International All Country World Ex USA Value Index return of -15.94%.  In 2020, the fund outperformed due to sector allocation and stock selection.

EP Emerging Markets Small Companies Fund

The EP Emerging Markets Small Companies Fund seeks to invest at least 80% of its net assets in equity securities of small capitalization companies. The Sub-advisor defines small companies as those companies with market capitalizations, at the time of investment, of below $3 billion. The Sub-advisor will focus the Fund’s investments on what the Sub-advisor believes are financially sound, stable but growing, small cap companies. The Sub-advisor uses an active management investment approach to researching, identifying and selecting portfolio companies. The research process is driven by bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the Sub-advisor considers factors including, but not limited to, financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

In fiscal year 2020, the EP Emerging Markets Small Companies Fund A-share returned 10.91% without the maximum sales load, and 5.89% with the maximum sales load while the I-share returned 11.15%, which compares favorably to the Morgan Stanley Capital International Emerging Markets Small Cap Index’s 2.39%. Outperformance was driven primarily by positive stock selection in the industrials, consumer staples, and communication services sectors, partially offset by underperformance in the materials and consumer discretionary sectors.  Geographically, China and Taiwan were top contributors, partly due to effective government responses to the COVID-19 pandemic.

EuroPac Gold Fund

The EuroPac Gold Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of gold companies located in Europe and the Pacific Rim. The Fund's sub-advisor defines securities of gold companies as equity securities of companies that derive at least 50% of gross revenue or profit from mining, processing, or dealing and investing in gold, as well as companies whose primary business is exploring for gold or that provide services to the gold industry.

In fiscal year 2020, the EuroPac Gold Fund A-share returned 42.21% without the maximum sales load, and 35.78% with the maximum sales load while the I-share returned 42.75%. The NYSE Arca Gold Miners Index was up 34.03% for the same period.   The Fund outperformed the Arca index, because the fund held a handful of junior and exploration stocks that provided outsized returns, particularly in the last few months when the overall market was relatively flat after strong gains in the period from May to July.  The fund underperformed the Philadelphia Gold and Silver Index which returned 47.93% as two of its largest holdings: Yamana Gold, and Alamos Gold carried a strong performance for the index with respective returns of 54.75%, and 69.6%.

We would like to extend our sincere thanks for investing with Euro Pacific Funds. We welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

Jim Nelson, CFA

Portfolio Manager

Euro Pacific Asset Management, LLC

Past performance is not a guarantee of future results. One cannot invest directly in an Index.

The views in this letter were as of December 13, 2020 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund's investment methodology and do not constitute investment advice.

Foreign investments present additional risk due to economic and political factors, government regulations, differences in accounting standards and other factors. In addition, the value of securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar, or in the case of hedging positions that the U.S. dollar will decline relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time due to controls or political developments and may result in reduced returns.

Investments in emerging markets involve even greater risks. The Funds will be more susceptible to the economic, market, political, regulatory, local risks and potential natural disasters of the European and Pacific Rim regions than a fund that is more geographically diversified. The economies of Latin American countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities. Investments closely tied to the Latin American region are generally characterized by high interest, inflation, and unemployment rates and may be more volatile. Small, and mid cap stocks are subject to substantial risks such as market, business, size, volatility, management experience, product diversification, financial resource, competitive strength, liquidity, and unpredictably. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund may be susceptible to government regulation, impacting hard asset sectors (such as the Precious metals, natural resources, and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices. To the extent the Funds use futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater then, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value. The Funds may be subject to greater risks than a fund whose portfolio has exposure to a broader range of sectors.

EuroPac International Value Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the MSCI AC World Ex USA Value Index. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI AC World Ex USA Value Index provides a broad measure of stock performance throughout the world, with the exception of U.S. based companies. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2020	1 Year	5 Years	10 Years
Before deducting maximum sales charge
Class A¹	10.26%	5.57%	-0.41%
Class I²	10.66%	5.87%	-0.16%
After deducting maximum sales charge
Class A¹	5.36%	4.59%	-0.87%
MSCI AC World Ex USA Value Index	-15.94%	0.18%	0.88%

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

EuroPac International Value Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited) - Continued

Gross and net expense ratios for Class A shares were 1.87% and 1.75%, respectively, and for Class I shares were 1.62% and 1.50%, respectively, which were the amounts stated in the current prospectus dated March 1, 2020. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 28, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac International Bond Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the JP Morgan GBI Global ex-US FX NY Index Unhedged in USD. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The JP Morgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2020	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	2.83%	2.32%	-0.08%	11/15/10
Class I²	3.03%	2.54%	0.15%	07/16/13
After deducting maximum sales charge
Class A¹	-1.80%	1.39%	-0.54%	11/15/10
JP Morgan GBI Global ex-US FX NY Index Unhedged in USD	4.88%	3.90%	1.41%	11/15/10

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

EuroPac International Bond Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited) - Continued

Gross and net expense ratios for Class A shares were 1.51% and 1.15%, respectively, and for Class I shares were 1.26% and 0.90%, respectively, which were the amounts stated in the current prospectus dated March 1, 2020. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.15% and 0.90% of the average daily nets assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 28, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac International Dividend Income Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited)

The Fund commenced operations on January 10, 2014, after the conversion of a limited liability company account, Spongebob Ventures II LLC, which commenced operations February 28, 2010 (the “Predecessor Account”), into Class I shares of the Fund. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account.

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the S&P International Dividend Opportunities Index. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The S&P International Dividend Opportunities Index serves as a benchmark for global income seeking investors. The index seeks to provide exposure to 100 high yielding common stocks from around the world while meeting diversification, stability and tradability requirements. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2020	1 Year	5 Years	10 Years
Before deducting maximum sales charge
Class A¹	-0.62%	1.93%	1.21%
Class I²	-0.23%	2.21%	1.47%
After deducting maximum sales charge
Class A¹	-5.11%	1.00%	0.74%
S&P International Dividend Opportunities Index	-14.86%	3.01%	0.11%

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance table above includes the information for the Predecessor Account prior to January 10, 2014.

EuroPac International Dividend Income Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited) - Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 1.65% and 1.50%, respectively, and for Class I shares were 1.40% and 1.25%, respectively, which were the amounts stated in the current prospectus dated March 1, 2020. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expense of the Fund to ensure that total annual fund operating expenses do not exceed 1.50% and 1.25% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 28, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EP Emerging Markets Small Companies Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Morgan Stanley Capital International (MSCI) Emerging Markets Small Cap Index. The performance graph above is shown for the Fund’s Class A shares, Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets Small Cap Index is a free float adjusted market capitalization index that is designed to measure equity market performance of small companies from emerging markets. It offers an exhaustive representation of this size segment by targeting companies that are in the Investable Market Index but not in the Standard Index in the MSCI Emerging Markets Index.

This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2020	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	10.91%	6.14%	4.28%	12/01/10
Class I²	11.15%	6.42%	4.54%	07/16/13
After deducting maximum sales charge
Class A¹	5.89%	5.16%	3.80%	12/01/10
MSCI Emerging Markets Small Cap Index	2.39%	3.30%	0.63%	12/01/10

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

EP Emerging Markets Small Companies Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited) - Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 2.07% and 1.75%, respectively, and for Class I shares were 1.82% and 1.50%, respectively, which were the amounts stated in the current prospectus dated March 1, 2020. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.75% and 1.50% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 28, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such wavers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac Gold Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Philadelphia Gold & Silver Index. Results include the reinvestment of all dividends and capital gains.

The Philadelphia Gold & Silver Index is designed to track the performance of a set of companies involved in the gold or silver mining industry. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2020	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	42.21%	21.97%	7.22%	07/19/13
Class I²	42.75%	22.11%	7.31%	11/20/18
After deducting maximum sales charge
Class A¹	35.78%	20.84%	6.55%	07/19/13
Philadelphia Gold & Silver Index	47.93%	23.15%	6.51%	07/19/13

[1]	Maximum sales charge for Class A shares is 4.50%. No deferred sales charge will be imposed on any purchases.
[2]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 558-5851.

Gross and net expense ratios for Class A shares were 1.52% and 1.50%, respectively, and for Class I shares were 1.27% and 1.25%, which were the amounts stated in the current prospectus dated March 1, 2020. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.50% and 1.25% of the average daily net assets of the Fund. This agreement is in effect until February 28, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

EuroPac Gold Fund

FUND PERFORMANCE at October 31, 2020 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a redemption fee of 2.00%.

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2020

Number of Shares		Value
	COMMON STOCKS — 88.8%
	AUSTRALIA — 4.9%
120,000	Newcrest Mining Ltd.	$2,466,297
805,000	Telstra Corp. Ltd.	1,516,412
		3,982,709
	BRAZIL — 1.2%
450,656	Ambev S.A. - ADR	964,404

	CANADA — 23.9%
69,500	Bank of Nova Scotia	2,887,356
168,800	Barrick Gold Corp.	4,512,024
509,900	Kinross Gold Corp.	4,063,903
50,400	Nutrien Ltd.	2,050,272
1,066,708	Yamana Gold, Inc.	5,930,897
		19,444,452
	CHINA — 4.5%
9,700	Baidu, Inc. - ADR *	1,290,585
31,500	Tencent Holdings Ltd. - ADR	2,404,710
		3,695,295
	DENMARK — 1.5%
19,550	Novo Nordisk A/S - ADR	1,249,049

	FINLAND — 2.3%
61,555	Nokian Renkaat Oyj	1,891,960

	FRANCE — 5.2%
34,100	Societe BIC S.A.	1,632,320
41,000	Sodexo S.A.	2,631,144
		4,263,464
	GERMANY — 6.6%
20,000	BASF S.E.	1,096,436
41,000	Bayer A.G.	1,927,277
45,000	Daimler A.G.	2,327,044
		5,350,757
	HONG KONG — 1.7%
223,500	China Mobile Ltd.	1,359,307

	JAPAN — 1.9%
50,000	Asahi Group Holdings Ltd.	1,539,233

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 1.8%
22,000	Aalberts N.V.	$738,970
58,332	Royal Dutch Shell PLC - A Shares	739,443
		1,478,413
	NEW ZEALAND — 0.0%
304,920	SKY Network Television Ltd. *	30,040

	NORWAY — 1.1%
69,870	Equinor A.S.A.	887,400

	SINGAPORE — 1.5%
842,700	Singapore Telecommunications Ltd.	1,252,329

	SWEDEN — 3.6%
32,000	Alfa Laval A.B. *	649,105
295,100	Betsson A.B.	2,251,786
		2,900,891
	SWITZERLAND — 1.7%
17,280	Novartis A.G. - ADR	1,349,222

	UNITED KINGDOM — 13.2%
65,000	BP PLC - ADR	1,006,200
121,814	British American Tobacco PLC - ADR	3,883,430
6,200	Diageo PLC - ADR	807,116
49,700	GlaxoSmithKline PLC - ADR	1,660,974
33,003	Unilever N.V.	1,866,650
1,123,470	Vodafone Group PLC	1,499,124
		10,723,494
	UNITED STATES — 12.2%
119,186	Newmont Corp.	7,489,648
33,645	Philip Morris International, Inc.	2,389,468
		9,879,116
	TOTAL COMMON STOCKS
	(Cost $70,472,548)	72,241,535

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 11.0%
$8,933,793	UMB Money Market Fiduciary, 0.010% [1]	$8,933,793
	Total Short-Term Investments
	(Cost $8,933,793)	8,933,793

	TOTAL INVESTMENTS — 99.8%
	(Cost $79,406,341)	81,175,328

	Other Assets in Excess of Liabilities — 0.2%	132,685
	TOTAL NET ASSETS — 100.0%	$81,308,013

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

SUMMARY OF INVESTMENTS

As of October 31, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	34.0%
Consumer, Non-cyclical	23.7%
Communications	11.5%
Consumer, Cyclical	11.2%
Financial	3.5%
Energy	3.2%
Industrial	1.7%
Total Common Stocks	88.8%
Short-Term Investments	11.0%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2020

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
1,197	Hycroft Mining Holding Corp. *	$9,780
	TOTAL COMMON STOCKS
	(Cost $1,585,230)	9,780

Principal Amount
	FIXED INCOME SECURITIES — 92.7%
	ARGENTINA — 0.8%
$40,000,000	Argentine Bonos del Tesoro 18.200%, 10/3/2021	393,073

	AUSTRALIA — 11.2%
1,000,000	BHP Billiton Finance Ltd. 5.625%, 10/22/2079[1,2]	1,365,098
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	718,486
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[3]	1,332,879
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	728,498
1,500,000	5.750%, 7/22/2024	1,268,022
		5,412,983
	BRAZIL — 3.5%
	Brazilian Government International Bond
4,500,000	12.500%, 1/5/2022	874,528
4,000,000	10.250%, 1/10/2028	832,297
		1,706,825
	CANADA — 9.1%
1,500,000	Bank of Nova Scotia 2.490%, 9/23/2024	1,187,244
500,000	Bell Canada, Inc. 2.500%, 5/14/2030[1]	384,808
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,619,230
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[1]	1,176,244
18,750	Sanjel Corp. 0.000%, 12/29/2167[4,5]	—
		4,367,526

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	CHILE — 3.2%
$375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	$563,615
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	984,463
		1,548,078
	COLOMBIA — 0.8%
1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	385,774

	FRANCE — 2.4%
1,000,000	TOTAL S.E. 2.250%, 2/26/2169[1,2,5]	1,169,903

	GERMANY — 3.1%
14,000,000	Kreditanstalt fuer Wiederaufbau 1.840% (NIBOR 3 Month + 150 basis points), 1/25/2022[6]	1,494,739

	LUXEMBOURG — 4.5%
	European Investment Bank
18,090,000,000	7.400%, 1/24/2022	1,273,987
18,000,000	6.500%, 7/7/2027	886,758
		2,160,745
	MALAYSIA — 5.1%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,450,835

	MEXICO — 5.6%
20,000,000	America Movil S.A.B. de C.V. 6.450%, 12/5/2022	959,809
35,000,000	Mexican Bonos 6.750%, 3/9/2023	1,730,868
		2,690,677
	NEW ZEALAND — 4.7%
2,100,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	2,079,165
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	199,034
		2,278,199

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	PERU — 3.7%
$5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	$1,783,546

	PHILIPPINES — 5.0%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	1,045,390
67,000,000	Philippine Government International Bond 4.950%, 1/15/2021	1,388,451
		2,433,841
	SINGAPORE — 6.3%
1,000,000	Housing & Development Board 2.420%, 7/24/2023	770,648
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[1,7]	746,042
2,000,000	Singapore Government Bond 1.750%, 4/1/2022	1,496,266
		3,012,956
	SOUTH KOREA — 4.0%
	Export-Import Bank of Korea
60,000,000	6.750%, 8/9/2022	829,714
15,000,000,000	7.250%, 12/7/2024	1,088,923
		1,918,637
	SWEDEN — 3.2%
10,000,000	Betsson A.B. 3.985% (STIBOR 3 Month + 400 basis points), 9/26/2022[1,6]	1,135,024
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[1,2]	404,677
		1,539,701
	UNITED KINGDOM — 5.9%
1,000,000	BP Capital Markets PLC 3.250% (EUR SWAP ANNUAL 5 YR + 388 basis points), 6/22/2169[1,2,5]	1,198,597
370,000	Rolls-Royce PLC 1.625%, 5/9/2028[1]	365,324
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[1,2]	1,273,345
		2,837,266
	UNITED STATES — 10.6%
1,000,000	Barrick North America Finance LLC 5.750%, 5/1/2043	1,442,961

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED STATES (Continued)
$26,000,000,000	Inter-American Development Bank 7.875%, 3/14/2023	$1,898,755
	International Finance Corp.
74,000,000	8.250%, 6/10/2021	1,019,219
56,000,000	5.850%, 11/25/2022	771,764
		5,132,699
	TOTAL FIXED INCOME SECURITIES
	(Cost $48,696,592)	44,718,003
	SHORT-TERM INVESTMENTS — 3.8%
1,826,456	UMB Money Market Fiduciary, 0.010% [8]	1,826,456
	Total Short-Term Investments
	(Cost $1,826,456)	1,826,456

	TOTAL INVESTMENTS — 96.5%
	(Cost $52,108,278)	46,554,239

	Other Assets in Excess of Liabilities — 3.5%	1,685,534
	TOTAL NET ASSETS — 100.0%	$48,239,773

LLC – Limited Liability Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]	Variable rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,332,879, which represents 2.76% of Net Assets.
[4]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[5]	Perpetual security. Maturity date is not applicable.
[6]	Floating rate security.
[7]	Step rate security.
[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

SUMMARY OF INVESTMENTS

As of October 31, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	0.0%
Total Common Stocks	0.0%
Fixed Income Securities
Government	56.8%
Basic Materials	8.6%
Financial	7.6%
Energy	7.3%
Communications	6.3%
Consumer, Cyclical	2.3%
Diversified	1.5%
Consumer, Non-cyclical	1.5%
Industrial	0.8%
Total Fixed Income Securities	92.7%
Short-Term Investments	3.8%
Total Investments	96.5%
Other Assets in Excess of Liabilities	3.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2020

Number of Shares		Value
	COMMON STOCKS — 86.0%
	AUSTRALIA — 1.8%
630,000	Telstra Corp. Ltd.	$1,186,757
	BRAZIL — 2.2%
700,000	Ambev S.A. - ADR	1,498,000
	CANADA — 17.3%
151,000	Barrick Gold Corp.	4,036,230
43,650	BCE, Inc.	1,754,125
60,000	Canadian Utilities Ltd. - Class A	1,402,387
91,047	Freehold Royalties Ltd.	252,168
28,000	Nutrien Ltd.	1,139,040
526,000	Yamana Gold, Inc.	2,924,560
		11,508,510
	DENMARK — 1.6%
17,100	Novo Nordisk A/S - ADR	1,092,519
	FRANCE — 10.0%
40,000	Bouygues S.A.	1,311,437
18,700	Danone S.A.	1,032,355
186,000	Engie S.A. *	2,249,720
18,500	Societe BIC S.A.	885,570
40,000	TOTAL S.A. - ADR	1,213,200
		6,692,282
	GERMANY — 5.9%
19,000	BASF S.E.	1,041,614
29,370	Bayer A.G.	1,380,589
29,141	Daimler A.G.	1,506,942
		3,929,145
	HONG KONG — 3.0%
327,000	China Mobile Ltd.	1,988,784

	NETHERLANDS — 2.7%
70,000	Royal Dutch Shell PLC - Class A - ADR	1,788,500

	NEW ZEALAND — 2.3%
1,849,000	Kiwi Property Group Ltd.	1,503,749
424,922	SKY Network Television Ltd. *	41,863
		1,545,612

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	NORWAY — 4.8%
100,000	Equinor A.S.A. - ADR	$1,283,000
122,900	Telenor A.S.A.	1,894,988
		3,177,988
	SINGAPORE — 3.9%
1,200,000	Singapore Telecommunications Ltd.	1,783,309
2,709,861	Starhill Global REIT - REIT	823,274
		2,606,583
	SOUTH KOREA — 1.8%
57,553	SK Telecom Co., Ltd. - ADR	1,212,066

	SWEDEN — 3.0%
261,000	Betsson A.B.	1,991,583

	SWITZERLAND — 1.4%
11,696	Novartis A.G. - ADR	913,224

	UNITED KINGDOM — 12.3%
110,000	BP PLC - ADR	1,702,800
67,800	British American Tobacco PLC - ADR	2,161,464
36,240	GlaxoSmithKline PLC - ADR	1,211,141
20,650	Unilever N.V.	1,167,964
1,461,109	Vodafone Group PLC	1,949,659
		8,193,028
	UNITED STATES — 12.0%
101,150	Newmont Corp.	6,356,266
23,700	Philip Morris International, Inc.	1,683,174
		8,039,440
	TOTAL COMMON STOCKS
	(Cost $67,185,271)	57,364,021
	EXCHANGE-TRADED FUNDS — 2.5%
	UNITED STATES — 2.5%
30,800	VanEck Vectors Junior Gold Miners ETF - ETF	1,638,868
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $802,088)	1,638,868

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 11.4%
$7,596,831	UMB Money Market Fiduciary, 0.010% [1]	$7,596,831
	Total Short-Term Investments
	(Cost $7,596,831)	7,596,831

	TOTAL INVESTMENTS — 99.9%
	(Cost $75,584,190)	66,599,720

	Other Assets in Excess of Liabilities — 0.1%	63,471
	TOTAL NET ASSETS — 100.0%	$66,663,191

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SUMMARY OF INVESTMENTS

As of October 31, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	23.2%
Consumer, Non-cyclical	19.5%
Communications	17.7%
Energy	9.4%
Utilities	5.5%
Consumer, Cyclical	5.2%
Financial	3.5%
Industrial	2.0%
Total Common Stocks	86.0%
Exchange-Traded Funds
Basic Materials	2.5%
Total Exchange-Traded Funds	2.5%
Short-Term Investments	11.4%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2020

Number of Shares		Value
	COMMON STOCKS — 95.1%
	BRAZIL — 5.0%
36,700	Arco Platform Ltd. - Class A *	$1,250,736
436,290	Banco Inter S.A. [1]	1,254,581
211,645	Instituto Hermes Pardini S.A.	790,810
179,230	Odontoprev S.A.	393,881
		3,690,008
	CHINA — 20.8%
16,100	Agora, Inc. - ADR *	619,850
695,240	AK Medical Holdings Ltd. [1]	1,555,661
61,837	Amoy Diagnostics Co., Ltd. - Class A	777,987
371,535	B-Soft Co., Ltd. - Class A	725,420
2,700,000	China Forestry Holdings Co., Ltd. *,2	—
230,270	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,438,632
39,230	Genetron Holdings Ltd. - ADR *	396,223
704,590	Haitian International Holdings Ltd.	1,746,365
153,420	Hefei Meiya Optoelectronic Technology, Inc. - Class A	969,102
166,030	Joyoung Co., Ltd. - Class A	875,953
194,935	Kangji Medical Holdings Ltd. *	532,687
189,730	Sanquan Food Co., Ltd. - Class A	874,207
201,430	Shanghai Kinetic Medical Co., Ltd. - Class A	569,994
82,223	Sichuan Teway Food Group Co., Ltd. - Class A	805,010
129,655	Venus MedTech Hangzhou, Inc. - Class H *,1	1,250,112
145,576	Venustech Group, Inc. - Class A	673,462
90,910	Yeahka Ltd. *	489,655
77,118	Yifeng Pharmacy Chain Co., Ltd. - Class A	1,174,598
		15,474,918
	INDIA — 24.1%
75,858	Aavas Financiers Ltd. *	1,463,915
42,000	AIA Engineering Ltd.	961,622
339,400	Bandhan Bank Ltd. *,1	1,319,743
673,100	Castrol India Ltd.	1,034,755
812,100	City Union Bank Ltd.	1,615,719
187,683	CreditAccess Grameen Ltd. *	1,639,536
363,275	EPL Ltd.	1,215,792
21,880	GMM Pfaudler Ltd.	1,048,514
167,180	Havells India Ltd.	1,640,978
19,245	Jubilant Foodworks Ltd.	564,415
60,760	L&T Technology Services Ltd. [1]	1,366,022
45,650	Metropolis Healthcare Ltd. [1]	1,211,413
81,000	Mphasis Ltd.	1,509,105

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
176,486	Syngene International Ltd. *,1	$1,272,687
		17,864,216
	INDONESIA — 3.8%
12,685,980	Ace Hardware Indonesia Tbk P.T.	1,352,777
5,824,575	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T.	1,454,448
		2,807,225
	MEXICO — 1.4%
399,480	Regional S.A.B. de C.V. *	1,079,518

	PHILIPPINES — 2.2%
272,800	Universal Robina Corp.	775,848
2,986,115	Wilcon Depot, Inc.	883,069
		1,658,917
	POLAND — 3.0%
41,174	Dino Polska S.A. *,1	2,263,723

	RUSSIA — 2.3%
70,310	TCS Group Holding PLC - GDR	1,677,449

	SOUTH AFRICA — 1.5%
74,940	Clicks Group Ltd.	1,086,538

	SOUTH KOREA — 9.2%
2,767	Kakao Corp.	806,832
20,990	Koh Young Technology, Inc.	1,477,167
12,550	LEENO Industrial, Inc.	1,349,920
9,900	SK Materials Co., Ltd.	1,949,860
15,600	Tokai Carbon Korea Co., Ltd.	1,275,800
		6,859,579
	SWEDEN — 1.0%
29,222	Vitrolife A.B. *	710,882

	TAIWAN — 16.2%
61,300	Airtac International Group	1,650,249
20,632	ASPEED Technology, Inc.	998,579
179,275	Chroma ATE, Inc.	854,162
57,790	eMemory Technology, Inc.	1,155,896
36,555	Parade Technologies Ltd.	1,396,905
107,610	Realtek Semiconductor Corp.	1,340,545

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
21,960	Silergy Corp.	$1,353,897
96,245	Voltronic Power Technology Corp.	3,301,363
		12,051,596
	THAILAND — 2.0%
1,455,855	TOA Paint Thailand PCL	1,504,500

	UNITED ARAB EMIRATES — 0.8%
210,340	Network International Holdings PLC *,1	603,552

	VIETNAM — 1.8%
289,298	Mobile World Investment Corp.	1,313,011
	TOTAL COMMON STOCKS
	(Cost $58,312,406)	70,645,632

Principal Amount
	SHORT-TERM INVESTMENTS — 5.4%
$3,965,368	UMB Money Market Fiduciary, 0.010% [3]	3,965,368
	Total Short-Term Investments
	(Cost $3,965,368)	3,965,368

	TOTAL INVESTMENTS — 100.5%
	(Cost $62,277,774)	74,611,000

	Liabilities in Excess of Other Assets — (0.5)%	(348,848)
	TOTAL NET ASSETS — 100.0%	$74,262,152

ADR – American Depository Receipt

GDR – Global Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $12,097,494, which represents 16.29% of Net Assets.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

SUMMARY OF INVESTMENTS

As of October 31, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	26.7%
Consumer, Non-cyclical	21.2%
Financial	16.8%
Technology	14.7%
Consumer, Cyclical	9.8%
Basic Materials	4.8%
Communications	1.1%
Total Common Stocks	95.1%
Short-Term Investments	5.4%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2020

Number of Shares		Value
	COMMON STOCKS — 99.3%
	GOLD MINING — 42.0%
178,540	Agnico Eagle Mines Ltd.	$14,156,437
2,008,728	B2Gold Corp.	12,936,208
150,000	B2Gold Corp.[1]	964,873
506,992	Barrick Gold Corp.	13,551,896
355,000	Cia de Minas Buenaventura S.A.A. - ADR	4,355,850
270,000	Equinox Gold Corp.*1	2,883,810
150,000	Equinox Gold Corp.*	1,597,500
707,687	Evolution Mining Ltd.[1]	2,755,736
1,038,000	Gold Fields Ltd. - ADR	11,345,340
250,000	IAMGOLD Corp.*	917,500
100,005	Kinross Gold Corp.	797,040
20,000	Newcrest Mining Ltd.[1]	411,049
96,000	Newmont Corp.	6,032,640
8,824,400	OceanaGold Corp.*1	11,524,774
100,000	OceanaGold Corp.*	130,000
60,000	Polymetal International PLC	1,274,388
5,000	Polyus PJSC - GDR	491,500
6,563,900	Premier Gold Mines Ltd.*1	13,499,277
704,769	Pretium Resources, Inc.*	8,584,086
40,000	Pretium Resources, Inc.*1	487,878
700,000	Zijin Mining Group Co., Ltd. - Class H1	506,546
		109,204,328
	ROYALTY COMPANIES — 31.7%
2,123,589	Elemental Royalties Corp.*1,2	2,311,194
1,431,976	EMX Royalty Corp.*	3,823,376
92,096	Franco-Nevada Corp.	12,575,709
107,500	Lara Exploration Ltd.*1	64,550
825,000	Maverix Metals, Inc.	4,314,750
1,433,850	Metalla Royalty & Streaming Ltd.[1,3]	10,611,545
225,000	Metalla Royalty & Streaming Ltd.*1,2,3	1,665,165
267,231	Metalla Royalty & Streaming Ltd.[3]	1,985,526
2,200,000	Nomad Royalty Co., Ltd.[1,3]	2,014,561
4,666,651	Orogen Royalties, Inc.*1,3	1,190,919
750,000	Orogen Royalties, Inc.[1,2,3]	191,398
710,176	Osisko Gold Royalties Ltd.	7,939,768
323,120	Osisko Gold Royalties Ltd.[1]	3,613,667
88,200	Royal Gold, Inc.	10,479,042
1,650,000	Sandstorm Gold Ltd.*	12,210,000
15,000,000	Star Royalty[1,2]	1,407,341
666,700	Vox Royalty Corp.*1,2	1,175,970
79,000	Wheaton Precious Metals Corp.	3,642,690

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	ROYALTY COMPANIES (Continued)
25,000	Wheaton Precious Metals Corp.[1]	$1,147,264
		82,364,435
	PRECIOUS METALS DEVELOPMENTAL — 2.8%
2,617,303	Almaden Minerals Ltd. - Class B*	2,583,016
1,098,017	Almaden Minerals Ltd. - Class B*1	1,038,431
215,500	Almaden Minerals Ltd. - Class B*1,2	203,806
3,985,500	Midas Gold Corp.*1	3,410,245
		7,235,498
	PRECIOUS METALS EXPLORATION — 9.5%
1,611,182	Almadex Minerals Ltd.*1	374,890
1,336,000	Altus Strategies PLC*1,2,3	932,583
884,800	Aurion Resources Ltd.*1	816,861
571,428	Aurion Resources Ltd.*1,2	527,551
1,361,182	Azucar Minerals Ltd.*1	155,806
766,600	Bellevue Gold Ltd.*1	611,577
726,320	Capitan Mining, Inc.*1,2	149,920
15,531,818	GBM Resources Ltd.*1,3	1,692,157
505,500	Harfang Exploration, Inc.*1	147,973
710,800	Irving Resources, Inc.*1	1,451,157
270,000	Irving Resources, Inc.*1,2	551,227
5,442,000	Magna Gold Corp.*1,2,3	4,288,899
8,442,000	Medgold Resources Corp.*1,3	300,980
736,000	Medgold Resources Corp.*1,2,3	26,240
5,395,400	Midland Exploration, Inc.*1,3	3,644,720
489,685	Mirasol Resources Ltd.*1	145,182
3,703,704	Mundoro Capital, Inc.*1,2,3	444,789
128,900	O3 Mining, Inc.*1,2	280,575
1,075,000	Revival Gold, Inc.*1	742,325
920,000	Revival Gold, Inc.*1,2	635,292
2,800,000	Riverside Resources, Inc.*1,2,3	493,883
650,000	Sabina Gold & Silver Corp.*1	1,229,453
4,766,124	Vista Gold Corp.*3	5,003,954
8,200	Vista Gold Corp.*1,3	8,432
		24,656,426
	SILVER: EXPLORATION AND MINING — 11.0%
2,949,537	Fortuna Silver Mines, Inc.*	19,525,935
281,500	Pan American Silver Corp.	8,951,700
		28,477,635

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	GOLD EXPLORATION — 2.3%
3,593,000	Adriatic Metals PLC*1	$5,758,094
440,000	Lumina Gold Corp.*1,2	254,297
		6,012,391
	TOTAL COMMON STOCKS
	(Cost $171,166,100)	257,950,713
	WARRANTS — 0.2%
	PRECIOUS METALS DEVELOPMENTAL — 0.0%
107,750	Almaden Minerals Ltd., Expiration Date: June 7, 2022[1,2]	—
	PRECIOUS METALS EXPLORATION — 0.2%
1,336,000	Altus Strategies PLC, Expiration Date: April 18, 2023[1,2]	—
9,090,909	GBM Resources Ltd., Expiration Date: April 7, 2023[1,2]	319,495
219,030	Millrock Resources, Inc., Expiration Date: December 15, 2020[1,2]	—
1,851,852	Mundoro Capital, Inc., Expiration Date: January 9, 2022[1,2]	—
128,900	O3 Mining Corp., Expiration Date: March 16, 2022[1,2]	—
497,000	Outcrop Gold Corp., Expiration Date: June 23, 2021[1,2]	—
460,000	Revival Gold, Inc., Expiration Date: March 26, 2022[1,2]	6,905
2,800,000	Riverside Resources, Inc., Expiration Date: March 19, 2021[1,2]	181,434
		507,834
	ROYALTY COMPANIES — 0.0%
333,350	Vox Royalty Corp., Expiration Date: June 17, 2022[1,2]	—
	SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Expiration Date: March 16, 2021[1,2]	—
	TOTAL WARRANTS
	(Cost $0)	507,834

Principal Amount
	SHORT-TERM INVESTMENTS — 0.4%
$1,094,605	UMB Money Market Fiduciary, 0.01%[4]	1,094,605
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,094,605)	1,094,605
	TOTAL INVESTMENTS — 99.9%
	(Cost $172,260,705)	259,553,152
	Other Assets in Excess of Liabilities — 0.1%	305,110
	TOTAL NET ASSETS — 100.0%	$259,858,262

ADR – American Depository Receipt

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2020

GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company
*	Non-income producing security.

[1]	Foreign security denominated in U.S. dollars.

[2]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are Level 3 securities fair valued under procedures established by the Board of Trustees, representing 6.18% of Net Assets. The total value of these securities is $16,047,964.

[3]	Affiliated company.

[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

SUMMARY OF INVESTMENTS

As of October 31, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Gold Mining	42.0%
Royalty Companies	31.7%
Silver: Exploration and Mining	11.0%
Precious Metals Exploration	9.5%
Precious Metals Developmental	2.8%
Gold Exploration	2.3%
Total Common Stocks	99.3%
Short-Term Investments	0.4%
Warrants	0.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2020

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$79,406,341	$52,108,278	$75,584,190
Investments in affiliated issuers, at cost	-	-	-
Warrants, at cost	-	-	-
Foreign currency, at cost	-	1,163,526	-
Investments in unaffiliated issuers, at value	$81,175,328	$46,554,239	$66,599,720
Investments in affiliated issuers, at value	-	-	-
Warrants, at value	-	-	-
Foreign currency, at value	-	1,137,726	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	85,858	54,400	65,244
Dividends and interest	221,687	617,732	139,033
Prepaid expenses	10,276	15,317	14,300
Total assets	81,493,149	48,379,414	66,818,297
Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	8,407	53,611	10,273
Advisory fees	77,489	12,246	45,096
Shareholder servicing fees (Note 7)	7,528	5,053	6,578
Distribution fees (Note 8)	16,477	8,857	14,230
Fund accounting and administration fees	23,615	17,174	23,033
Transfer agent fees and expenses	14,040	10,537	13,922
Custody fees	4,358	3,724	7,682
Auditing fees	15,693	15,394	15,723
Trustees' deferred compensation (Note 3)	4,347	4,284	4,343
Trustees' fees and expenses	874	694	734
Chief Compliance Officer fees	849	1,164	1,950
Deferred non-U.S. taxes (Note 2b)	-	-	-
Accrued other expenses	11,459	6,903	11,542
Total liabilities	185,136	139,641	155,106
Net Assets	$81,308,013	$48,239,773	$66,663,191

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2020

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$96,985,577	$54,939,094	$84,429,313
Total distributable earnings (accumulated deficit)	(15,677,564)	(6,699,321)	(17,766,122)
Net Assets	$81,308,013	$48,239,773	$66,663,191

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$79,590,635	$44,167,358	$64,845,975
Shares of beneficial interest issued and outstanding	10,002,441	5,066,705	8,514,209
Redemption price per share	$7.96	$8.72	$7.62
Maximum sales charge (4.50% of offering price)*	0.38	0.41	0.36
Maximum public offering price to public	$8.34	$9.13	$7.98
Class I Shares:
Net assets applicable to shares outstanding	$1,717,378	$4,072,415	$1,817,216
Shares of beneficial interest issued and outstanding	215,248	460,663	238,297
Offering and redemption price per share	$7.98	$8.84	$7.63

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2020

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	$62,277,774	$161,267,476
Investments in affiliated issuers, at cost	-	10,993,229
Warrants, at cost	-	-
Foreign currency, at cost	441,629	974,075
Investments in unaffiliated issuers, at value	$74,611,000	$233,891,414
Investments in affiliated issuers, at value	-	25,153,904
Warrants, at value	-	507,834
Foreign currency, at value	440,251	986,778
Receivables:
Investment securities sold	-	139,750
Fund shares sold	60,441	434,385
Dividends and interest	83,799	12,167
Prepaid expenses	13,632	38,065
Total assets	75,209,123	261,164,297

Liabilities:
Payables:
Investment securities purchased	647,595	899,295
Fund shares redeemed	16,525	53,187
Advisory fees	59,377	183,869
Shareholder servicing fees (Note 7)	8,722	14,148
Distribution fees (Note 8)	15,218	52,142
Fund accounting and administration fees	24,929	43,354
Transfer agent fees and expenses	14,915	17,363
Custody fees	17,963	3,441
Auditing fees	15,694	15,367
Trustees' deferred compensation (Note 3)	4,832	4,867
Trustees' fees and expenses	769	473
Chief Compliance Officer fees	3,042	1,229
Deferred non-U.S. taxes (Note 2b)	105,791	-
Accrued other expenses	11,599	17,300
Total liabilities	946,971	1,306,035
Net Assets	$74,262,152	$259,858,262

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2020

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$64,751,448	$192,574,885
Total distributable earnings (accumulated deficit)	9,510,704	67,283,377
Net Assets	$74,262,152	$259,858,262

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$73,055,161	$233,630,211
Shares of beneficial interest issued and outstanding	6,012,895	17,291,435
Redemption price per share	$12.15	$13.51
Maximum sales charge (4.50% of offering price)*	0.57	0.64
Maximum public offering price to public	$12.72	$14.15
Class I Shares:
Net assets applicable to shares outstanding	$1,206,991	$26,228,051
Shares of beneficial interest issued and outstanding	97,276	1,930,496
Offering and redemption price per share	$12.41	$13.59

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2020

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $208,031, $0 and $220,284, respectively)	$1,904,914	$-	$1,953,723
Dividend income from affiliated issuers (net of foreign withholding taxes of $0, $0 and $0, respectively)	-	-	-
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0, $17,686 and $0, respectively)	15,881	1,687,749	11,252
Total investment income	1,920,795	1,687,749	1,964,975

Expenses:
Advisory fees	726,922	256,140	501,264
Shareholder servicing fees (Note 7)	53,768	33,610	47,122
Distribution fees (Note 8)	165,907	99,867	144,131
Fund accounting and administration fees	101,566	80,900	95,628
Transfer agent fees and expenses	54,200	42,799	51,597
Custody fees	17,852	22,272	41,269
Registration fees	35,000	32,395	34,001
Auditing fees	15,500	15,200	15,500
Shareholder reporting fees	12,658	8,130	13,061
Trustees' fees and expenses	9,564	8,545	9,100
Legal fees	7,951	6,956	7,336
Miscellaneous	7,486	5,723	6,367
Chief Compliance Officer fees	3,615	4,115	5,115
Insurance fees	2,097	1,749	2,097
Interest expense	-	-	-
Total expenses	1,214,086	618,401	973,588
Advisory fees (waived) recovered	(38,576)	(134,324)	(92,290)
Net expenses	1,175,510	484,077	881,298
Net investment income (loss)	745,285	1,203,672	1,083,677

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,272,934	(240,127)	2,621,000
Investments in affiliated issuers	-	-	-
Written options contracts	-	-	-
Foreign currency transactions	(41,430)	(50,781)	(17,536)
Net realized gain (loss)	3,231,504	(290,908)	2,603,464
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	1,880,823	310,907	(4,299,800)
Investments in affiliated issuers	-	-	-
Warrants	-	-	-
Deferred non-U.S. taxes	-	-	-
Foreign currency translations	2,596	(16,200)	1,088
Net change in unrealized appreciation/depreciation	1,883,419	294,707	(4,298,712)
Net increase from payments by affiliates (Note 3)	-	-	-

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year Ended October 31, 2020

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Net realized and unrealized gain (loss)	5,114,923	3,799	(1,695,248)
Net Increase (Decrease) in Net Assets from Operations	$5,860,208	$1,207,471	$(611,571)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year Ended October 31, 2020

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $88,189 and $137,433, respectively)	$589,180	$934,341
Dividend income from affiliated issuers (net of foreign withholding taxes of $0 and $6,840, respectively)	-	28,912
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0 and $0, respectively)	9,507	16,095
Total investment income	598,687	979,348

Expenses:
Advisory fees	663,648	1,433,244
Shareholder servicing fees (Note 7)	51,094	157,893
Distribution fees (Note 8)	150,974	404,457
Fund accounting and administration fees	109,407	211,896
Transfer agent fees and expenses	56,360	72,039
Custody fees	90,314	25,100
Registration fees	36,998	39,952
Auditing fees	15,500	15,200
Shareholder reporting fees	13,669	21,641
Trustees' fees and expenses	10,312	10,242
Legal fees	7,239	20,270
Miscellaneous	6,545	13,582
Chief Compliance Officer fees	15,199	5,019
Insurance fees	1,961	1,848
Interest expense	-	17,112
Total expenses	1,229,220	2,449,495
Advisory fees (waived) recovered	(156,512)	125,185
Net expenses	1,072,708	2,574,680
Net investment income (loss)	(474,021)	(1,595,332)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	975,481	337,640
Investments in affiliated issuers	-	220,914
Written options contracts	-	7,332
Foreign currency transactions	(53,934)	(89,537)
Net realized gain (loss)	921,547	476,349
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	7,005,877	49,821,818
Investments in affiliated issuers	-	13,922,930
Warrants	-	305,230
Deferred non-U.S. taxes	(105,791)	-
Foreign currency translations	668	12,475
Net change in unrealized appreciation/depreciation	6,900,754	64,062,453
Net increase from payments by affiliates (Note 3)	796	547
Net realized and unrealized gain (loss)	7,823,097	64,539,349

Net Increase (Decrease) in Net Assets from Operations	$7,349,076	$62,944,017

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$745,285	$782,362
Net realized gain (loss) on investments and foreign currency transactions	3,231,504	(650,255)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,883,419	4,793,604
Net increase in net assets resulting from operations	5,860,208	4,925,711

Distributions to Shareholders:
Distributions:
Class A	(700,666)	(708,226)
Class I	(10,126)	(9,175)
Total	(710,792)	(717,401)

Capital Transactions:
Net proceeds from shares sold:
Class A	26,491,346	7,442,449
Class I	1,422,821	325,742
Reinvestment of distributions:
Class A	444,161	458,616
Class I	9,852	9,175
Cost of shares redeemed:
Class A1	(9,880,226)	(8,467,343)
Class I2	(392,972)	(58,931)
Net increase (decrease) in net assets from capital transactions	18,094,982	(290,292)

Total increase in net assets	23,244,398	3,918,018

Net Assets:
Beginning of period	58,063,615	54,145,597
End of period	$81,308,013	$58,063,615
Capital Share Transactions:
Shares sold:
Class A	3,404,609	1,063,229
Class I	174,300	46,506
Shares reinvested:
Class A	59,090	64,795
Class I	1,295	1,295
Shares redeemed:
Class A	(1,320,344)	(1,208,725)
Class I	(53,419)	(8,529)
Net increase (decrease) in capital share transactions	2,265,531	(41,429)

[1]	Net of redemption fees of $10,220 and $165, respectively.
[2]	Net of redemption fees of $1,030 and $0, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,203,672	$1,401,439
Net realized loss on investments and foreign currency transactions	(290,908)	(1,763,775)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	294,707	2,622,721
Net increase in net assets resulting from operations	1,207,471	2,260,385

Distributions to Shareholders:
Distributions:
Class A	-	(535,310)
Class I	-	(6,349)
Total	-	(541,659)

Capital Transactions:
Net proceeds from shares sold:
Class A	11,561,250	5,324,851
Class I	3,605,714	1,181,289
Reinvestment of distributions:
Class A	-	347,415
Class I	-	6,349
Cost of shares redeemed:
Class A1	(7,071,640)	(5,986,535)
Class I2	(1,216,007)	(65,056)
Net increase in net assets from capital transactions	6,879,317	808,313

Total increase in net assets	8,086,788	2,527,039

Net Assets:
Beginning of period	40,152,985	37,625,946
End of period	$48,239,773	$40,152,985
Capital Share Transactions:
Shares sold:
Class A	1,358,651	635,768
Class I	419,579	139,889
Shares reinvested:
Class A	-	42,622
Class I	-	771
Shares redeemed:
Class A	(844,103)	(717,482)
Class I	(137,345)	(7,675)
Net increase in capital share transactions	796,782	93,893

[1]	Net of redemption fees of $7,612 and $4, respectively.
[2]	Net of redemption fees of $310 and $0, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,083,677	$1,329,666
Net realized gain on investments and foreign currency transactions	2,603,464	1,589,978
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(4,298,712)	836,816
Net increase (decrease) in net assets resulting from operations	(611,571)	3,756,460

Distributions to Shareholders:
Distributions:
Class A	(1,049,520)	(1,309,284)
Class I	(27,235)	(26,344)
Total	(1,076,755)	(1,335,628)

Capital Transactions:
Net proceeds from shares sold:
Class A	21,698,519	6,368,438
Class I	1,427,238	456,926
Reinvestment of distributions:
Class A	647,963	789,960
Class I	26,055	25,714
Cost of shares redeemed:
Class A1	(9,304,827)	(9,249,157)
Class I2	(703,560)	(100,079)
Net increase (decrease) in net assets from capital transactions	13,791,388	(1,708,198)

Total increase in net assets	12,103,062	712,634

Net Assets:
Beginning of period	54,560,129	53,847,495
End of period	$66,663,191	$54,560,129
Capital Share Transactions:
Shares sold:
Class A	2,812,272	829,576
Class I	183,300	59,742
Shares reinvested:
Class A	84,608	101,915
Class I	3,397	3,315
Shares redeemed:
Class A	(1,228,458)	(1,202,784)
Class I	(90,248)	(13,035)
Net increase (decrease) in capital share transactions	1,764,871	(221,271)

[1]	Net of redemption fees of $5,699 and $466, respectively.
[2]	Net of redemption fees of $909 and $0, respectively.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(474,021)	$(167,311)
Net realized gain on investments and foreign currency transactions	921,547	1,103,637
Net change in unrealized appreciation/depreciation on investments, deferred non-U.S. taxes and foreign currency translations	6,900,754	6,343,056
Net increase from payments by affiliates (Note 3)	796 [1]	-
Net increase in net assets resulting from operations	7,349,076	7,279,382

Distributions to Shareholders:
Distributions:
Class A	(77,457)	(5,634,411)
Class I	(1,290)	(67,935)
Total	(78,747)	(5,702,346)

Capital Transactions:
Net proceeds from shares sold:
Class A	18,948,270	7,515,448
Class I	584,757	323,512
Reinvestment of distributions:
Class A	50,575	3,551,490
Class I	1,002	49,523
Cost of shares redeemed:
Class A2	(10,141,943)	(10,237,723)
Class I3	(500,921)	(4,821)
Net increase in net assets from capital transactions	8,941,740	1,197,429

Total increase in net assets	16,212,069	2,774,465

Net Assets:
Beginning of period	58,050,083	55,275,618
End of period	$74,262,152	$58,050,083
Capital Share Transactions:
Shares sold:
Class A	1,747,692	718,896
Class I	50,497	30,643
Shares reinvested:
Class A	4,653	364,255
Class I	91	4,997
Shares redeemed:
Class A	(939,795)	(982,315)
Class I	(42,687)	(475)
Net increase in capital share transactions	820,451	136,001

[1]	The reimbursement had no impact to the Fund's total return (Note 3).
[2]	Net of redemption fees of $4,415 and $345, respectively.
[3]	Net of redemption fees of $105 and $0, respectively.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,595,332)	$(607,233)
Net realized gain (loss) on investments and foreign currency transactions	476,349	(413,962)
Net change in unrealized appreciation/depreciation on investments, affiliated issuers and foreign currency translations	64,062,453	20,301,503
Net increase from payments by affiliates (Note 3)	547 [1]	-
Net increase in net assets resulting from operations	62,944,017	19,280,308

Capital Transactions:
Net proceeds from shares sold:
Class A	114,148,837	33,820,991
Class I2	15,624,315	7,865,270
Cost of shares redeemed:
Class A3	(38,820,601)	(17,937,681)
Class I2,4	(3,898,354)	(55,016)
Net increase in net assets from capital transactions	87,054,197	23,693,564

Total increase in net assets	149,998,214	42,973,872

Net Assets:
Beginning of period	109,860,048	66,886,176
End of period	$259,858,262	$109,860,048
Capital Share Transactions:
Shares sold:
Class A	9,974,726	3,890,318
Class I2	1,397,514	830,796
Shares redeemed:
Class A	(3,422,754)	(2,187,359)
Class I2	(291,820)	(5,994)
Net increase in capital share transactions	7,657,666	2,527,761

[1]	The reimbursement had no impact to the Fund's total return (Note 3).
[2]	Class I commenced operation on November 20, 2018.
[3]	Net of redemption fees of $78,467 and $9,783, respectively.
[4]	Net of redemption fees of $3,830 and $0, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$7.30	$6.77	$7.65	$7.34	$6.51
Income from Investment Operations:
Net investment income1	0.09	0.10	0.12	0.09	0.05
Net realized and unrealized gain (loss)	0.65	0.52	(0.88)	0.32	0.88
Total from investment operations	0.74	0.62	(0.76)	0.41	0.93

Less Distributions:
From net investment income	(0.08)	(0.09)	(0.12)	(0.09)	(0.10)
From return of capital	-	-	-	(0.01)	-
Total distributions	(0.08)	(0.09)	(0.12)	(0.10)	(0.10)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$7.96	$7.30	$6.77	$7.65	$7.34

Total return[3]	10.26%	9.20%	(10.00)%	5.66%	14.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$79,591	$57,383	$53,781	$64,802	$59,684

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.81%	1.87%	1.89%	1.92%[4]	1.97%
After fees waived and expenses absorbed	1.75%	1.75%	1.75%	1.75%[4]	1.75%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.04%	1.27%	1.47%	1.02%[5]	0.47%
After fees waived and expenses absorbed	1.10%	1.39%	1.61%	1.19%[5]	0.69%

Portfolio turnover rate	13%	15%	23%	10%	40%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.92%; the ratio of expenses to average net assets after fees waived would have been 1.75%.
[5]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.02%; the ratio of net investment income to average net assets after fees would have been 1.19%.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2020	2019	2018	2017		2016
Net asset value, beginning of period	$7.31	$6.78	$7.66	$7.34		$6.51
Income from Investment Operations:
Net investment income[1]	0.11	0.12	0.14	0.11		0.07
Net realized and unrealized gain (loss)	0.65	0.52	(0.88)	0.33		0.87
Total from investment operations	0.76	0.64	(0.74)	0.44		0.94

Less Distributions:
From net investment income	(0.10)	(0.11)	(0.14)	(0.11)		(0.11)
From return of capital	-	-	-	(0.01)		-
Total distributions	(0.10)	(0.11)	(0.14)	(0.12)		(0.11)

Redemption fee proceeds[1]	0.01	-	- [2]	-		- [2]
Net asset value, end of period	$7.98	$7.31	$6.78	$7.66		$7.34

Total return[3]	10.66%	9.46%	(9.75)%	6.03%		14.73%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,717	$680	$365	$699		$527

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.56%	1.62%	1.64%	1.67	%4	1.72%
After fees waived and expenses absorbed	1.50%	1.50%	1.50%	1.50	%4	1.50%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.29%	1.52%	1.72%	1.27	%5	0.72%
After fees waived and expenses absorbed	1.35%	1.64%	1.86%	1.44	%5	0.94%

Portfolio turnover rate	13%	15%	23%	10%		40%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.67%; the ratio of expenses to average net assets after fees waived would have been 1.50%.
[5]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.27%; the ratio of net investment income to average net assets after fees would have been 1.44%.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.48	$8.11	$8.43	$8.19	$7.93
Income from Investment Operations:
Net investment income[1]	0.24	0.30	0.24	0.21	0.18
Net realized and unrealized gain (loss)	-	0.19	(0.56)	0.03	0.12
Total from investment operations	0.24	0.49	(0.32)	0.24	0.30

Less Distributions:
From net investment income	-	(0.12)	-	-	(0.04)
Total distributions	-	(0.12)	-	-	(0.04)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	-
Net asset value, end of period	$8.72	$8.48	$8.11	$8.43	$8.19

Total return[3]	2.83%	6.07%	(3.80)%	2.93%	3.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$44,167	$38,621	$37,254	$43,190	$45,875

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.46%	1.51%	1.51%	1.55%	1.57%
After fees waived and expenses absorbed	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.49%	3.22%	2.52%	2.18%	1.88%
After fees waived and expenses absorbed	2.80%	3.58%	2.88%	2.58%	2.30%

Portfolio turnover rate	16%	26%	20%	22%	26%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.58	$8.19	$8.49	$8.24	$7.96
Income from Investment Operations:
Net investment income[1]	0.26	0.33	0.27	0.24	0.21
Net realized and unrealized gain (loss)	-	0.18	(0.57)	0.01	0.12
Total from investment operations	0.26	0.51	(0.30)	0.25	0.33

Less Distributions:
From net investment income	-	(0.12)	-	-	(0.05)
Total distributions	-	(0.12)	-	-	(0.05)

Redemption fee proceeds[1]	- [2]	-	-	-	-
Net asset value, end of period	$8.84	$8.58	$8.19	$8.49	$8.24

Total return[3]	3.03%	6.30%	(3.53)%	3.03%	4.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,072	$1,532	$372	$760	$596

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.21%	1.26%	1.26%	1.30%	1.32%
After fees waived and expenses absorbed	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.74%	3.47%	2.77%	2.43%	2.13%
After fees waived and expenses absorbed	3.05%	3.83%	3.13%	2.83%	2.55%

Portfolio turnover rate	16%	26%	20%	22%	26%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$7.81	$7.47	$8.30	$7.91	$7.84
Income from Investment Operations:
Net investment income[1]	0.14	0.19	0.21	0.20	0.17
Net realized and unrealized gain (loss)	(0.19)	0.34	(0.83)	0.40	0.12
Total from investment operations	(0.05)	0.53	(0.62)	0.60	0.29

Less Distributions:
From net investment income	(0.14)	(0.19)	(0.21)	(0.21)	(0.22)
Total distributions	(0.14)	(0.19)	(0.21)	(0.21)	(0.22)

Redemption fee proceeds	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$7.62	$7.81	$7.47	$8.30	$7.91

Total return[3]	(0.62)%	7.10%	(7.54)%	7.68%	3.84%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$64,846	$53,452	$53,161	$63,217	$60,375

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.65%	1.65%	1.66%	1.68%	1.78%
After fees waived and expenses absorbed	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.68%	2.26%	2.48%	2.36%	1.92%
After fees waived and expenses absorbed	1.83%	2.41%	2.64%	2.54%	2.20%

Portfolio turnover rate	18%	15%	15%	6%	25%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$7.81	$7.48	$8.30	$7.91	$7.84
Income from Investment Operations:
Net investment income[1]	0.16	0.20	0.23	0.22	0.19
Net realized and unrealized gain (loss)	(0.19)	0.34	(0.82)	0.40	0.12
Total from investment operations	(0.03)	0.54	(0.59)	0.62	0.31

Less Distributions:
From net investment income	(0.16)	(0.21)	(0.23)	(0.23)	(0.24)
Total distributions	(0.16)	(0.21)	(0.23)	(0.23)	(0.24)

Redemption fee proceeds	0.01	-	-	-	-
Net asset value, end of period	$7.63	$7.81	$7.48	$8.30	$7.91

Total return[2]	(0.23)%	7.22%	(7.17)%	7.92%	4.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,817	$1,108	$686	$2,306	$1,976

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.40%	1.40%	1.41%	1.43%	1.53%
After fees waived and expenses absorbed	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.93%	2.51%	2.73%	2.61%	2.17%
After fees waived and expenses absorbed	2.08%	2.66%	2.89%	2.79%	2.45%

Portfolio turnover rate	18%	15%	15%	6%	25%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.97	$10.72	$13.62	$11.80	$10.78
Income from Investment Operations:
Net investment loss[1]	(0.09)	(0.03)	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	1.29 [2]	1.38	(2.28)	2.01	1.18
Total from investment operations	1.20	1.35	(2.31)	1.98	1.16

Less Distributions:
From net realized gain	(0.02)	(1.10)	(0.59)	(0.16)	(0.14)
Total distributions	(0.02)	(1.10)	(0.59)	(0.16)	(0.14)

Redemption fee proceeds	- [3]	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$12.15	$10.97	$10.72	$13.62	$11.80

Total return[4]	10.91%	13.90%	(17.93)%	17.12%	10.93%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$73,055	$57,051	$54,686	$70,768	$60,835

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.00%	2.07%	2.05%	2.18%	2.25%
After fees waived and expenses absorbed	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.03)%	(0.62)%	(0.56)%	(0.69)%	(0.67)%
After fees waived and expenses absorbed	(0.78)%	(0.30)%	(0.26)%	(0.26)%	(0.17)%

Portfolio turnover rate	49%	45%	43%	34%	79%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.18	$10.88	$13.78	$11.91	$10.84
Income from Investment Operations:
Net investment income (loss) [1]	(0.06)	(0.01)	- [2]	- [2]	0.01
Net realized and unrealized gain (loss)	1.31 [3]	1.41	(2.31)	2.03	1.20
Total from investment operations	1.25	1.40	(2.31)	2.03	1.21

Less Distributions:
From net realized gain	(0.02)	(1.10)	(0.59)	(0.16)	(0.14)
Total distributions	(0.02)	(1.10)	(0.59)	(0.16)	(0.14)

Redemption fee proceeds	-	-	-	-	-
Net asset value, end of period	$12.41	$11.18	$10.88	$13.78	$11.91

Total return[4]	11.15%	14.19%	(17.71)%	17.38%	11.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,207	$999	$590	$565	$481

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.75%	1.82%	1.80%	1.93%	2.00%
After fees waived and expenses absorbed	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.78)%	(0.37)%	(0.31)%	(0.44)%	(0.42)%
After fees waived and expenses absorbed	(0.53)%	(0.05)%	(0.01)%	(0.01)%	0.08%

Portfolio turnover rate	49%	45%	43%	34%	79%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2020	2019	2018	2017		2016
Net asset value, beginning of period	$9.50	$7.40	$8.87	$10.87		$6.11
Income from Investment Operations:
Net investment loss[1]	(0.11)	(0.06)	(0.07)	(0.09)		(0.03)
Net realized and unrealized gain (loss)	4.11 [2]	2.16	(1.17)	(0.35)[3]		4.79
Total from investment operations	4.00	2.10	(1.24)	(0.44)		4.76

Less Distributions:
From net investment income	-	-	(0.23)	(1.35)		-
From return of capital	-	-	-	(0.21)		-
Total distributions	-	-	(0.23)	(1.56)		-

Redemption fee proceeds[1]	0.01	- [4]	- [4]	-	[4]	- [4]
Net asset value, end of period	$13.51	$9.50	$7.40	$8.87		$10.87

Total return[5]	42.21%	28.38%	(14.37)%	(2.97)%		77.91%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$233,630	$102,004	$66,886	$75,006		$75,279

Ratio of expenses to average net assets: (including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.39%[6]	1.52%[6]	1.57%[6]	1.57	%6	1.64%[6]
After fees waived and expenses absorbed/recovered	1.46%[6]	1.50%[6]	1.50%[6]	1.50	%6	1.50%[6]
Ratio of net investment loss to average net assets: (including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.84)%	(0.74)%	(0.91)%	(1.03)%		(0.49)%
After fees waived and expenses absorbed/recovered	(0.91)%	(0.72)%	(0.84)%	(0.96)%		(0.35)%

Portfolio turnover rate	9%	18%	21%	39%		21%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $547 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	The affiliate reimbursed the Fund $21,861 for losses on a transaction not meeting the investment guidelines of the Fund. As of October 31, 2017, the reimbursement amount represents $0.003 per share. This reimbursement had no impact to the Fund's total return.
[4]	Amount represents less than $0.01 per share.
[5]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.01% for the year ended October 31, 2020. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,	For the Period November 20, 2018* through October 31,
	2020	2019
Net asset value, beginning of period	$9.52	$7.23
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.04)
Net realized and unrealized gain	4.15 [2]	2.33
Total from investment operations	4.07	2.29

Redemption fee proceeds[1]	- [3]	-
Net asset value, end of period	$13.59	$9.52

Total return[4]	42.75%	31.67%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,228	$7,856

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.14%[6]	1.27%[6,7]
After fees waived and expenses absorbed/recovered	1.21%[6]	1.25%[6,7]
Ratio of net investment loss to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.59)%	(0.53)%[7]
After fees waived and expenses absorbed/recovered	(0.66)%	(0.51)%[7]

Portfolio turnover rate	9%	18%[5]

*	Commencement of operations.
[1]	Calculated based on averages shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $547 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.01% for the year ended October 31, 2020. For the prior period, the ratios would have been lowered by 0.00%.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2020

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  The Funds may be subject to foreign taxation related to capital gains on sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.  Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2020 and during the open years ended October 31, 2017 – 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Small Companies Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(i) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2021, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Class A Shares†	Total Limit on Annual Operating Expenses Class I Shares†
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Small Companies Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	1.25%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Emerging Markets Small Companies Fund is sub-advised by Champlain Investment Partners (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.08% of average net assets of the Fund to the Sub-advisor.

For the year ended October 31, 2020, the Advisor waived fees as follows:

Advisory fees
International Value Fund	$38,576
International Bond Fund	134,324
International Dividend Income Fund	92,290
Emerging Markets Small Companies Fund	156,512

For the year ended October 31, 2020, the Advisor recovered $125,185 of previously waived advisory fees and/or other expenses absorbed from the Gold Fund.

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At October 31, 2020, the amount of these potentially recoverable expenses was $193,318, $428,430, $273,307, $548,952 and $0 for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, respectively. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
2021	$86,694	$154,037	$97,675	$210,235	$-
2022	68,048	140,069	83,342	182,205	-
2023	38,576	134,324	92,290	156,512	-
Total	$193,318	$428,430	$273,307	$548,952	$-

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2020 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended October 31, 2020, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2020 are reported on the Statements of Operations.

Affiliates reimbursed the Emerging Markets Small Companies Fund and Gold Fund $796 and $547, respectively, for losses on trading errors by the Advisor during the year ended October 31, 2020. This amount is reported on the Funds’ Statements of Operations and Statements of Changes in Net Assets. This reimbursement had no impact to the Funds’ net asset value per share or total return.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

Note 4 – Federal Income Taxes

At October 31, 2020, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Cost of investments	$79,406,341	$52,108,278	$75,594,798	$62,613,368	$197,304,539

Gross unrealized appreciation	$16,447,560	$1,034,933	$8,936,909	$18,390,414	$75,712,937
Gross unrealized depreciation	(14,678,573)	(6,588,972)	(17,931,987)	(6,392,782)	(13,464,324)

Net unrealized appreciation (depreciation) on investments	$1,768,987	$(5,554,039)	$(8,995,078)	$11,997,632	$62,248,613

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2020, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
Funds	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
International Value Fund	$1,185	$(1,185)
International Bond Fund	512	(512)
International Dividend Income Fund	883	(883)
Emerging Markets Small Companies Fund	(148,173)	148,173
Gold Fund	1,019	(1,019)

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

As of October 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Undistributed ordinary income	$58,816	$428,906	$3,981	$-	$21,531,126
Undistributed long-term gains	-	-	-	487,554	-
Tax accumulated earnings	58,816	428,906	3,981	487,554	21,531,126

Accumulated capital and other losses	$(17,503,389)	$(1,543,438)	$(8,772,927)	$(2,864,455)	$(16,504,198)
Unrealized appreciation (depreciation) on investments	1,768,987	(5,554,039)	(8,995,078)	11,997,632	62,248,613
Unrealized appreciation (depreciation) on foreign currency translations	2,369	(26,466)	2,245	596	12,703
Unrealized deferred non-U.S. taxes	-	-	-	(105,791)	-
Unrealized deferred compensation	(4,347)	(4,284)	(4,343)	(4,832)	(4,867)
Total accumulated earnings (deficit)	$(15,677,564)	$(6,699,321)	$(17,766,122)	$9,510,704	$67,283,377

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2020 and 2019 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2020	2019	2020	2019	2020	2019
Distributions paid from:
Ordinary Income	$710,792	$717,401	$-	$541,659	$1,076,755	$1,335,628
Net long-term capital gains	-	-	-	-	-	-
Total taxable distributions	710,792	717,401	-	541,659	1,076,755	1,335,628
Return of Capital	-	-	-	-	-	-
Total distributions paid	$710,792	$717,401	$-	$541,659	$1,076,755	$1,335,628

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

	Emerging Markets Small Companies Fund		Gold Fund
	2020	2019	2020	2019
Distributions paid from:
Ordinary Income	$-	$-	$-	$-
Net long-term capital gains	78,747	5,702,346	-	-
Total taxable distributions	78,747	5,702,346	-	-
Return of Capital	-	-	-	-
Total distributions paid	$78,747	$5,702,346	$-	$-

At October 31, 2020, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
International Value Fund	$1,983,385	$15,520,004	$17,503,389
International Bond Fund	103,516	843,093	946,609
International Dividend Income Fund	2,408,864	6,364,063	8,772,927
Emerging Markets Small Companies Fund*	1,458,907	952,630	2,411,537
Gold Fund	624,315	15,879,883	16,504,198

*	Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2020, the International Value Income Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund utilized $3,272,934, $356,702, $2,621,000 and $824,266 of their capital loss carryovers, respectively.

As of October 31, 2020, International Bond Fund and Emerging Markets Small Companies Fund had qualified Late-Year Losses of $596,829 and $452,918, respectively, which are deferred until fiscal year 2021 for tax purposes.  Net late-year losses that are deferred, are deemed to arise on the first day of the Fund's next taxable year.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the years ended October 31, 2020 and 2019, redemption fees were as follows:

	Year Ended October 31, 2020	Year Ended October 31, 2019
International Value Fund	$11,250	$165
International Bond Fund	7,922	4
International Dividend Income Fund	6,608	466
Emerging Markets Small Companies Fund	4,520	345
Gold Fund	82,297	9,783

Note 6 – Investment Transactions

For the year ended October 31, 2020, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$20,405,446	$8,086,322
International Bond Fund	15,570,097	5,884,155
International Dividend Income Fund	17,722,536	9,962,144
Emerging Markets Small Companies Fund	35,410,074	28,486,527
Gold Fund	99,139,684	14,597,392

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended October 31, 2020, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the year ended October 31, 2020, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2020, in valuing the Funds’ assets carried at fair value:

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$27,609,476	$-	$-	$27,609,476
Communications	9,352,508	-	-	9,352,508
Consumer, Cyclical	9,101,933	-	-	9,101,933
Consumer, Non-cyclical	19,269,144	-	-	19,269,144
Energy	2,633,042	-	-	2,633,042
Financial	2,887,356	-	-	2,887,356
Industrial	1,388,076	-	-	1,388,076
Short-Term Investments	8,933,793	-	-	8,933,793
Total Investments	$81,175,328	$-	$-	$81,175,328

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$9,780	$-	$-	$9,780
Fixed Income Securities
Basic Materials	-	4,140,938	-	4,140,938
Communications	-	3,022,640	-	3,022,640
Consumer, Cyclical	-	1,135,024	-	1,135,024
Consumer, Non-cyclical	-	718,486	-	718,486
Diversified	-	746,042	-	746,042
Energy	-	3,544,744	0	3,544,744
Financial	-	3,666,445	-	3,666,445
Government	-	27,378,360	-	27,378,360
Industrial	-	365,324	-	365,324
Short-Term Investments	1,826,456	-	-	1,826,456
Total Investments	$1,836,236	$44,718,003	$0	$46,554,239

International Dividend Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$15,497,710	$-	$-	$15,497,710
Communications	11,811,553	-	-	11,811,553
Consumer, Cyclical	3,498,525	-	-	3,498,525
Consumer, Non-cyclical	13,025,998	-	-	13,025,998
Energy	6,239,668	-	-	6,239,668
Financial	2,327,023	-	-	2,327,023
Industrial	1,311,437	-	-	1,311,437
Utilities	3,652,107	-	-	3,652,107
Exchange Traded Funds
Basic Materials	1,638,868	-	-	1,638,868
Short-Term Investments	7,596,831	-	-	7,596,831
Total Investments	$66,599,720	$-	$-	$66,599,720

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$3,587,769	$0	$3,587,769
Communications	-	806,832	-	806,832
Consumer, Cyclical	1,086,538	6,163,823	-	7,250,361
Consumer, Non-cyclical	1,187,033	14,528,498	-	15,715,531
Financial	2,727,980	9,774,362	-	12,502,342
Industrial	-	19,836,499	-	19,836,499
Technology	1,870,586	9,075,712	-	10,946,298
Short-Term Investments	3,965,368	-	-	3,965,368
Total Investments	$10,837,505	$63,773,495	$0	$74,611,000

Gold Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Gold Mining	$109,204,328	$-	$-	$109,204,328
Royalty Companies	75,613,367	-	6,751,068	82,364,435
Precious Metals Developmental	7,031,692	-	203,806	7,235,498
Precious Metals Exploration	16,325,467	-	8,330,959	24,656,426
Silver: Exploration and Mining	28,477,635	-	-	28,477,635
Gold Exploration	5,758,094	-	254,297	6,012,391
Warrants
Precious Metals Developmental	-	-	-	-
Precious Metals Exploration	-	-	507,834	507,834
Royalty Companies	-	-	-	-
Silver: Exploration and Mining	-	-	-	-
Short-Term Investments	1,094,605	-	-	1,094,605
Total Investments	$243,505,188	$-	$16,047,964	$259,553,152

*	The Fund did not hold any Level 2 securities at period end.

**	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund
Beginning balance October 31, 2019	$-	$-
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	-	-
Net purchases	-	-
Net sales	-	-
Balance as of October 31, 2020	$-	$-

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2019	$6,132,981	$202,604
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	(2,014,561)	-
Total realized gain/(loss)	21,149	-
Total unrealized appreciation/(depreciation)	4,502,528	305,230
Net purchases	6,919,182	-
Net sales	(21,149)	-
Balance as of October 31, 2020	$15,540,130	$507,834

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2020:

	Fair Value October 31, 2020	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation from an increase in Input(2)
International Bond Fund - Common Stock	$-	Asset Approach	Estimated Recovery Proceeds	$ 0.00	n/a	Increase
Emerging Markets Small Companies Fund - Common Stock	$-	Asset Approach	Estimated Recovery Proceeds	$ 0.00	n/a	Increase
Gold Fund - Warrants	$507,834	Market Approach	Intrinsic Value	$0.00 - $0.06	$ 0.05	Increase
Gold Fund - Common Stocks	$15,540,130	Market Approach	Market Value Comparable Security	$0.04 - $7.40	$ 1.56	Increase
			Precedent Transaction	$0.09 - $1.76	$0.85	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Gold Fund derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund financial position, performance and cash flows. The Gold Fund invested in written options contracts and warrants during the year ended October 31, 2020.

The effects of these derivative instruments on the Gold Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2020 by risk category are as follows:

	Gold Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value
Equity contracts	Warrants, at value	$507,834
Total		$507,834

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2020 are as follows:

	Gold Fund
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants	Written Options Contracts	Total
Equity contracts	$-	$7,332	$7,332
Total	$-	$7,332	$7,332

	Gold Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants	Written Options Contracts	Total
Equity contracts	$305,230	$-	$305,230
Total	$305,230	$-	$305,230

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2020 are as follows:

Gold Fund
Derivatives not designated as hedging instruments
Equity contracts	Warrants	Average market value	$478,370
	Written option contracts	Average notional value	$-

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of October 31, 2020 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Gold Fund

Magna Gold Corp.	$549,541	$710,546	$-	$-	$-	$3,028,812	$4,288,899	$-
Medgold Resources Corp.	503,728	-	(12,295)	(24,359)	-	(139,854)	327,220	-
Midland Exploration, Inc.	3,428,241	16,133	(11,013)	(9,410)	-	220,769	3,644,720	-
Orogen Royalties, Inc.(1)(3)	1,265,908	-	(20,425)	8,178	(1,116,027)	(137,634)	-	-

Vista Gold Corp.(1)	3,896,228	-	(387,737)	70,726	(2,731,510)	(847,707)	-	-
Total	$9,643,646

Altus Strategies PLC(1)(2)	329,664	-	-	-	(329,664)	-	-	-

GBM Resources Ltd.(2)	-	601,686	(263,474)	175,779	-	1,178,166	1,692,157	-

Metalla Royalty and Streaming, Ltd.(2)	6,762,566	1,791,573	-	-	(4,662,569)	10,370,666	14,262,236	22,752
Mundoro Capital, Inc.(2)	-	380,952	-	-	-	63,837	444,789	-
Nomad Royalty, Co., Ltd.(1)(2)(4)	-	1,409,152	-	-	(1,409,152)	-	-	6,160
Riverside Resources, Inc.(2)	297,623	-	-	-	10,387	185,873	493,883	-
Total				$220,914		$13,922,928	$25,153,904	$28,912

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Gold Fund
Magna Gold Corp.	2,585,000	2,857,000	-	-	5,442,000
Medgold Resources Corp.	9,478,000	-	(300,000)	-	9,178,000
Midland Exploration, Inc.	5,375,400	40,000	(20,000)	-	5,395,400
Orogen Royalties, Inc.(1)(3	5,466,651	-	(50,000)	-	5,416,651
Vista Gold Corp.(1)	5,126,624	-	(352,300)	-	4,774,324

Altus Strategies PLC(1)(2)	6,680,000	-	-	(5,344,000)	1,336,000
GBM Resources Ltd.(2)	-	18,181,818	(2,650,000)	-	15,531,818
Metalla Royalty and Streaming Ltd.(2)	6,185,400	379,731		(4,639,050)	1,926,081
Mundoro Capital, Inc.(2)	-	3,703,704	-	-	3,703,704
Nomad Royalty, Co., Ltd.(1)(2)(4)	-	2,200,000	-	-	2,200,000
Riverside Resources, Inc.(2)	2,800,000	-	-	-	2,800,000

*	Net of foreign withholding taxes.

(1)	Not an affiliate at the end of the period.

(2)	Not an affiliate at the beginning of the period.

(3)	Evrim Resources Corp was merged into Orogen Royalties, Inc. effective August 20, 2020.

(4)	Guerrero Ventures, Inc. changed its name to Nomad Royalty Co., Ltd. effective May 25, 2020.

Note 13 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2020

The International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund declared the payment of a distribution to be paid, on December 11, 2020, to shareholders of record on December 10, 2020 as follows:

		Long Term Capital Gain		Short Term Capital Gain		Income
International Value Fund	Class A Shares	$	None	$	None	$0.02562
International Value Fund	Class I Shares		None		None	0.03100
International Bond Fund	Class A Shares		None		None	0.08197
International Bond Fund	Class I Shares		None		None	0.08393
International Dividend Income Fund	Class A Shares		None		None	0.04205
International Dividend Income Fund	Class I Shares		None		None	0.04716
Emerging Markets Small Companies Fund	Class A Shares		0.07747		None	None
Emerging Markets Small Companies Fund	Class I Shares		0.07747		None	None

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Euro Pacific Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, EP Emerging Markets Small Companies Fund and EuroPac Gold Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 30, 2020

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income
Pursuant to Section 854 of the Internal Revenue Code of 1986, International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, designates income dividends of 100%, 0%, 100%, 0% and 4.95% as qualified dividend income paid during the fiscal year ended October 31, 2020.

Corporate Dividends Received Deduction

For the fiscal year ended October 31, 2020, 26.70%, 0%, 15.89%, 0% and 0.71% of the dividends paid from net income qualifies for the dividends received deduction available to corporate shareholders of the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, respectively.

Foreign Taxes Paid

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the International Value Fund and the International Dividend Income Fund designates $775,431 and $1,108,057 of income derived from foreign sources and $176,319 and $132,300 of foreign taxes paid for the fiscal year ended October 31, 2020.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the fiscal year ended October 31, 2020, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign Source Income	Foreign Taxes Paid
International Value Fund	$0.0759	$0.0173
International Dividend Income Fund	$0.1266	$0.0151

Long-term Capital Gain

The EuroPac Emerging Markets Small Companies Fund designates $78,747 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 558-5851. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
“Independent” Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	5	361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	5	361 Social Infrastructure Fund, a closed-end investment company; Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	5	361 Social Infrastructure Fund, a closed-end investment company.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
“Independent”Trustee:
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 – June 2014).	5	Investment Managers Series Trust II, a registered investment company (includes 17 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund; Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	5	Investment Managers Series Trust II, a registered investment company (includes 17 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Maureen Quill a* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 – June 2014).	5	361 Social Infrastructure Fund, a closed-end investment company.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 55 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the Fund(s) managed by the same investment advisor. The Funds do not hold itself out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
e	“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on September 16-17, 2020 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

EP Emerging Markets Small Companies Fund

EuroPac Gold Fund

EuroPac International Bond Fund

EuroPac International Dividend Income Fund

EuroPac International Value Fund

The Board has appointed Euro Pacific Asset Management, LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. With respect to the EP Emerging Markets Small Companies Fund, the Program Administrator has delegated, subject to its oversight, the primary liquidity classification responsibility to Champlain Investment Partners, the EP Emerging Markets Small Companies Fund’s sub-advisor. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from December 1, 2019 through June 30, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);
●	An overview of market liquidity for each Fund during the Program Reporting Period;
●	Each Fund’s ability to meet redemption requests;
●	Each Fund’s cash management;
●	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
●	Each Fund’s compliance with the 15% limit of illiquid investments; and
●	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Euro Pacific Funds

EXPENSE EXAMPLES

For the Six Months Ended October 31, 2020 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/20	10/31/20	5/1/20 – 10/31/20
Class A	$1,000.00	$1,081.40	$9.16
Class I	1,000.00	1,083.90	7.86
Hypothetical (5% annual return before expenses)	5/1/20	10/31/20	5/1/20 – 10/31/20
Class A	1,000.00	1,016.33	8.87
Class I	1,000.00	1,017.59	7.61

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2020 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/20	10/31/20	5/1/20 – 10/31/20
Class A	$1,000.00	$1,062.10	$5.97
Class I	1,000.00	1,062.50	4.67
Hypothetical (5% annual return before expenses)	5/1/20	10/31/20	5/1/20 – 10/31/20
Class A	1,000.00	1,019.35	5.84
Class I	1,000.00	1,020.61	4.57

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/20	10/31/20	5/1/20 – 10/31/20
Class A	$1,000.00	$1,047.60	$7.72
Class I	1,000.00	1,050.20	6.44
Hypothetical (5% annual return before expenses)	5/1/20	10/31/20	5/1/20 – 10/31/20
Class A	1,000.00	1,017.59	7.61
Class I	1,000.00	1,018.85	6.35

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Emerging Markets Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/20	10/31/20	5/1/20 – 10/31/20
Class A	$1,000.00	$1,261.70	$9.95
Class I	1,000.00	1,262.50	8.53
Hypothetical (5% annual return before expenses)	5/1/20	10/31/20	5/1/20 – 10/31/20
Class A	1,000.00	1,016.34	8.87
Class I	1,000.00	1,017.60	7.61

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2020 (Unaudited)

EuroPac Gold Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	5/1/20	10/31/20	5/1/20 – 10/31/20
Class A	$1,000.00	$1,291.60	$8.22
Class I	1,000.00	1,293.10	6.82
Hypothetical (5% annual return before expenses)	5/1/20	10/31/20	5/1/20 – 10/31/20
Class A	1,000.00	1,017.96	7.24
Class I	1,000.00	1,019.19	6.00

*	Expenses are equal to the Fund’s annualized expense ratios of 1.43% and 1.18% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

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Euro Pacific Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Euro Pacific Asset Management, LLC

Suite 204, Lots 81-82

Street C

Dorado, Puerto Rico 00646

Sub-Advisor

Champlain Investment Partners, LLC

180 Battery Street, Suite 400

Burlington, Vermont 05401

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP Emerging Markets Small Companies Fund – Class A	EPASX	461 418 550
EP Emerging Markets Small Companies Fund – Class I	EPEIX	461 41P 636
EuroPac Gold Fund – Class A	EPGFX	461 41P 677
EuroPac Gold Fund – Class I	EPGIX	461 41Q 196

Privacy Principles of the Euro Pacific Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Euro Pacific Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are also available, without charge and upon request by calling the Funds at (888) 558-5851), on the Funds’ website at www.361capital.com or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 558-5851.

Euro Pacific Funds

P. O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 558-5851

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-558-5851.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2020	FYE 10/31/2019
Audit Fees	$62,500	$61,000
Audit-Related Fees	N/A	N/A
Tax Fees	$14,000	$14,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2020	FYE 10/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2020	FYE 10/31/2019
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/8/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/8/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/8/2021